Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
12,278	iShares 20+ Year Treasury Bond ETF	$1,306,011	1.0
24,523	Schwab U.S. TIPS ETF	1,314,678	1.0
2,924	Vanguard Mid-Cap ETF	616,730	0.5

	Total Exchange-Traded Funds
	(Cost $3,551,830)	3,237,419	2.5

MUTUAL FUNDS: 97.4%
	Affiliated Investment Companies: 97.4%
1,836,453	Voya Intermediate Bond Fund - Class R6	16,068,963	12.5
1,168,882	Voya Large Cap Value Portfolio - Class R6	6,253,518	4.9
137,205	Voya Limited Maturity Bond Portfolio - Class I	1,300,708	1.0
1,162,061	Voya MidCap Opportunities Portfolio - Class R6	5,101,449	4.0
562,260	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,094,078	4.0
673,103	Voya Multi-Manager International Equity Fund - Class I	6,428,132	5.0
604,789	Voya Multi-Manager International Factors Fund - Class I	5,261,664	4.1
547,091	Voya Multi-Manager Mid Cap Value Fund - Class I	4,803,462	3.7
70,410	(1) Voya Small Cap Growth Fund - Class R6	2,471,405	1.9
271,374	Voya Small Company Fund - Class R6	3,609,279	2.8
3,350,333	Voya U.S. Stock Index Portfolio - Class I	56,788,150	44.2
533,483	VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,212,127	4.1
96,727	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,645,112	5.2

	Total Mutual Funds
	(Cost $125,654,792)	125,038,047	97.4

	Total Investments in Securities (Cost $129,206,622)	$128,275,466	99.9
	Assets in Excess of Other Liabilities	192,692	0.1
	Net Assets	$128,468,158	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,237,419	$–	$–	$3,237,419
Mutual Funds	125,038,047	–	–	125,038,047
Total Investments, at fair value	$128,275,466	$–	$–	$128,275,466
Other Financial Instruments+
Futures	128,169	–	–	128,169
Total Assets	$128,403,635	$–	$–	$128,403,635
Liabilities Table
Other Financial Instruments+
Futures	$(203,821)	$–	$–	$(203,821)
Total Liabilities	$(203,821)	$–	$–	$(203,821)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$14,007,479	$2,323,058	$(673,741)	$412,167	$16,068,963	$132,735	$(91,823)	$-
Voya Large Cap Value Portfolio - Class R6	6,167,018	129,128	(544,529)	501,901	6,253,518	-	(338,522)	-
Voya Limited Maturity Bond Portfolio - Class I	3,058,008	152,780	(1,925,985)	15,905	1,300,708	12,496	(131)	-
Voya MidCap Opportunities Portfolio - Class R6	4,735,448	216,314	(315,771)	465,458	5,101,449	-	(133,399)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,852,268	1,346,128	(371,843)	267,525	5,094,078	-	(71,458)	-
Voya Multi-Manager International Equity Fund - Class I	6,560,912	69,545	(856,392)	654,067	6,428,132	-	(156,474)	-
Voya Multi-Manager International Factors Fund - Class I	5,185,467	113,246	(470,448)	433,399	5,261,664	-	(43,336)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,890,418	65,346	(185,651)	33,349	4,803,462	-	(19,110)	-
Voya Small Cap Growth Fund - Class R6	2,343,974	143,192	(177,891)	162,130	2,471,405	-	2,151	-
Voya Small Company Fund - Class R6	3,636,881	66,893	(248,330)	153,835	3,609,279	-	(99)	-
Voya U.S. Stock Index Portfolio - Class I	52,694,277	1,526,802	(1,369,862)	3,936,933	56,788,150	-	17,237	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,853,319	263,064	(181,166)	276,910	5,212,127	-	(25,381)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,742,597	421,928	(961,282)	1,441,869	6,645,112	-	(443,611)	-
	$117,728,066	$6,837,424	$(8,282,891)	$8,755,448	$125,038,047	$145,231	$(1,303,956)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	27	06/16/23	$2,448,225	$72,288
U.S. Treasury Ultra Long Bond	9	06/22/23	1,270,125	55,881
			$3,718,350	$128,169
Short Contracts:
MSCI EAFE Index	(12)	06/16/23	(1,257,900)	(43,141)
S&P 500® E-Mini	(13)	06/16/23	(2,689,538)	(160,680)
			$(3,947,438)	$(203,821)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $134,434,613.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,399,428
Gross Unrealized Depreciation	(13,634,227)
Net Unrealized Depreciation	$(6,234,799)